Share Capital and Share Premium	3 Months Ended
Mar. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Share capital and share premium
8. Share capital and share premium

	March 31, 2020	December 31, 2019
	(in thousands)
	£	£
Share capital	1,299	1,299
Share premium	79,541	79,541

	80,840	80,840

	March 31, 2020	December 31, 2019
	Number (in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	32,479	32,479

	Number of shares	Share capital	Share premium
	(in thousands)
Fully paid shares :		£	£
Balance at December 31, 2019 and March 31, 2020	32,479	1,299	79,541